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[IMAGE]
                     ANNUAL PRODUCT INFORMATION NOTICE
                              DATED MAY 1, 2019
                                     FOR
                     TALCOTT RESOLUTION LIFE AND ANNUITY
                              THE ONE PROVIDER
            GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.


IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2018. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at https://www.talcottresolution.com/financialratings.html or requests for copies can also be directed to 1650 Market St., 54th Floor, Philadelphia, PA 19103.


1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

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 Fidelity VIP Asset Manager Investment Division             Service Class of the Asset Manager(SM) Portfolio of the Fidelity
                                                            Variable Insurance Products

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 Fidelity VIP Equity-Income Investment Division             Service Class of the Equity-Income Portfolio of the Fidelity
                                                            Variable Insurance Products

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 Fidelity VIP Growth Opportunities Investment Division      Service Class of the Growth Opportunities Portfolio of the
                                                            Fidelity Variable Insurance Products

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 Fidelity VIP High Income Investment Division               Service Class of the High Income Portfolio of the Fidelity
                                                            Variable Insurance Products

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 Fidelity VIP Index 500 Investment Division                 Initial Class of the Index 500 Portfolio of the Fidelity Variable
                                                            Insurance Products

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 Fidelity VIP Government Money Market Investment Division   Initial Class of the Government Money Market Portfolio of the
                                                            Fidelity Variable Insurance Products

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 JPMorgan Insurance Trust Core Bond Investment Division     Class 1 of JPMorgan Insurance Trust Core Bond Portfolio

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




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
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 JPMorgan Insurance Trust Mid Cap Value Investment Division  Class 1 of JPMorgan Insurance Trust Mid Cap Value Portfolio

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 JPMorgan Insurance Trust U.S. Equity Investment Division    Class 1 of JPMorgan Insurance Trust U.S. Equity Portfolio

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 Putnam VT International Equity Investment Division          Class IB of the Putnam VT International Equity Fund of Putnam
                                                             Variable Trust

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

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2018:

                                                                                                               MINIMUM     MAXIMUM
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
TOTAL ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees and other expenses)                                                          0.10%        0.85%
----------------------------------------------------------------------------------------------------------------------------------

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.


2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2018, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $553,840.57.


3. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


4. MAY 31, 2018 REORGANIZATION

The following section is added to your prospectus.


MAY 31, 2018 REORGANIZATION

On May 31, 2018, pursuant to the Stock and Asset Purchase Agreement entered into on December 3, 2017, by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc., Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP, and Hopmeadow Holdings GP, each of which is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group, HHI sold all of the issued and outstanding equity of Hartford Life, Inc., the parent of Talcott Resolution Life Insurance Company ("Talcott Resolution") (formerly "Hartford Life Insurance Company") to Buyer ("Talcott Resolution Sale Transaction").

LIASC will continue to administer your insurance contract and Talcott Resolution will continue to provide all contractual benefits of your insurance contract. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.

Due to the reorganization described above, any references to "Hartford Life Insurance Company" in your prospectus should be deemed to be replaced with "Talcott Resolution Life Insurance Company" and any references to "Hartford Life and Annuity Insurance Company" should be deemed to be replaced with "Talcott Resolution Life and Annuity Insurance Company." References to "Hartford Securities


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Distribution Company" and "HSD" should be deemed to be replaced with "Talcott
Resolution Distribution Company" and "TDC," respectively. The names of Hartford Investment Divisions listed in Section 1 (Fund Data) of the Annual Product Information Notice are NOT changing.


5. CYBERSECURITY

The following section is added to your prospectus.


CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


6. PREMIUMS

You may send premium payments to us by means of the following methods:

          By Mail


          Make your check payable to: TALCOTT RESOLUTION

          Note your Policy/Certificate number on the check and cover letter.

          Mail your check to:

          Attn: Document Controls Services
          Talcott Resolution (Private Placement Life Insurance)
          1 Griffin Road North
          Windsor, CT 06095-1512

          By Wire


          You may also arrange to pay your premium by wire by calling Lombard International Administration Services Company, LLC* at
          1-866-873-1641.

          * Lombard International Administration Services Company, LLC ("LIASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company ("Talcott Resolution") pursuant to an Administrative Services Agreement. Talcott Resolution and Lombard International Distribution Company are not affiliated.


ADDITIONAL INFORMATION AND CONTACTING TALCOTT RESOLUTION

In addition to this Notice, you will continue to receive Talcott Resolution company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.LombardInternational.com website; otherwise, for policy information, please contact our customer service representatives at Lombard International Administration Services Company, LLC via telephone at 484-530-4800 or via mail at Lombard International Administration Services Company, LLC, 1650 Market St., 54th Floor, Philadelphia, PA 19103




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